ACQUISITION OF COLUMBIA - Schedule of Assets Acquired and Liabilities Assumed (Details) CAD in Millions, $ in Millions	Jul. 01, 2016 USD ($)	Jul. 01, 2016 CAD	Dec. 31, 2016 CAD	Jul. 01, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Business Acquisition [Line Items]
Exchange rate	1.30		1.34	1.30
Fair Value of Net Assets Acquired
Goodwill (Note 11)			CAD 13,958		CAD 4,812	CAD 4,034
Columbian Pipeline
Business Acquisition [Line Items]
Purchase Price Consideration	$ 10,294	CAD 13,392
Fair Value of Net Assets Acquired
Current assets	658			CAD 856
Plant, property and equipment	7,560			9,835
Equity investments	441			574
Regulatory assets	190			248
Intangibles and other assets	135			175
Current liabilities	(597)			(777)
Regulatory liabilities	(294)			(383)
Other long-term liabilities	(144)			(187)
Deferred income tax liabilities	(1,613)			(2,098)
Long-term debt	(2,981)			(3,878)
Non-controlling interests	(808)			(1,051)
Fair Value of Net Assets Acquired	2,547			3,314
Goodwill (Note 11)	$ 7,700			CAD 10,078